Stockholders’ Equity	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Equity [Abstract]
Stockholders’ Equity

Note 6—Stockholders’ Equity

Outstanding Warrants

At October 31, 2022, the Company had outstanding warrants to purchase 75,897 shares of its common stock, with exercise prices ranging from $75.90 to $275.00, all of which were classified as equity instruments. These warrants expire at various dates between April 2023 and May 2024.

China Grand Pharmaceutical and Healthcare Holdings Limited and Sirtex Medical US Holdings, Inc.

On October 10, 2019, the Company and Grand Decade Developments Limited (“GDDL”), a direct, wholly-owned subsidiary of Grand Pharmaceutical Group Limited (formerly China Grand Pharmaceutical and Healthcare Holdings Limited), a company formed under the laws of the British Virgin Islands (“CGP”), and its affiliate, Sirtex Medical US Holdings, Inc., a Delaware corporation (“Sirtex”) entered into Stock Purchase Agreements (as amended, the “Purchase Agreements”), pursuant to which the Company agreed to sell and issue to CGP and Sirtex 454,545 shares and 90,909 shares, respectively, of the Company’s common stock for a total purchase price of $30.0 million. The net proceeds, after deducting offering fees and expenses paid by the Company, were approximately $28.0 million. This transaction closed on February 7, 2020 (the “Closing”). Pursuant to the Purchase Agreements, CGP and Sirtex were given the right under certain circumstances to purchase in the future additional shares of common stock in order to maintain CGP and Sirtex’s respective ownership percentages of the outstanding shares of common stock of the Company as of the Closing.

Note 6 – Stockholders’ Equity

January 2021 Offering

On January 25, 2021, the Company completed the offer and sale of an aggregate of 350,513 shares of its common stock at a purchase price of $119.90 per share in a public offering. The gross proceeds from the offering were approximately $42.0 million, and the net proceeds, after deducting the placement agent’s fee and other offering fees and expenses paid by the Company, were approximately $39.1 million. In connection with the offering, the Company paid the underwriters an aggregate cash fee equal to 6.0% of the gross proceeds of the offering, as well as legal and other expenses equal to approximately $0.4 million.

August 2020 Offering

On August 19, 2020, the Company completed the offer and sale of an aggregate of 209,481 shares of its common stock at a purchase price of $71.50 per share in a registered direct public offering. The gross proceeds from the offering were approximately $15.0 million, and the net proceeds, after deducting the placement agent’s fee and other offering fees and expenses paid by the Company, were approximately $13.5 million. In connection with the offering, the Company paid the placement agent and other financial advisors an aggregate cash fee equal to 8.0% of the gross proceeds of the offering, as well as legal and other expenses equal to approximately $0.3 million.

Common Stock Option Exercise

During the year ended July 31, 2022, shares of common stock issued related to option exercises totaled 5,909. The Company realized proceeds of approximately $0.2 million from the stock option exercises. During the year ended July 31, 2021, shares of common stock issued related to option exercises totaled 17,153. The Company realized proceeds of $0.6 million from the stock option exercises.

Outstanding Warrants

There were no warrants exercised during the year ended July 31, 2022. During the year ended July 31, 2021, shares of common stock issued related to warrant exercises totaled 63,148. The Company realized proceeds of approximately $4.8 million from the warrant exercises.

On July 31, 2022, the Company had outstanding warrants to purchase 77,554 shares of its common stock, with exercise prices ranging from $75.90 to $369.60, all of which were classified as equity instruments. These warrants expire at various dates between October 2022 and May 2024.

China Grand Pharmaceutical and Healthcare Holdings Limited and Sirtex Medical US Holdings, Inc.

On October 10, 2019, the Company and Grand Pharmaceutical Group Limited (formerly China Grand Pharmaceutical and Healthcare Holdings Limited), a company formed under the laws of the British Virgin Islands (“CGP”), and its affiliate, Sirtex Medical US Holdings, Inc., a Delaware corporation (“Sirtex”) entered into Stock Purchase Agreements (as amended, the “Purchase Agreements”), pursuant to which the Company agreed to sell and issue to CGP and Sirtex 454,545 shares and 90,909 shares, respectively, of the Company’s common stock for a total purchase price of $30.0 million. The net proceeds, after deducting offering fees and expenses paid by the Company, were approximately $28.0 million. This transaction closed on February 7, 2020 (the “Closing”). Pursuant to the Purchase Agreements, CGP and Sirtex were given the right under certain circumstances to purchase in the future additional shares of common stock in order to maintain CGP and Sirtex’s respective ownership percentages of the outstanding shares of common stock of the Company as of the Closing.

During the year ended July 31, 2021, shares of common stock issued to third party investors related to warrant exercises totaled 63,148. On April 16, 2021, in accordance with their respective Purchase Agreement, CGP and Sirtex exercised their rights to purchase additional shares of common stock at a purchase price equal to the same exercise price paid by each warrant holder. The Company issued 64,084 shares of common stock to CGP at an exercise price of $75.90 per share, resulting in gross proceeds of approximately $4.8 million. The Company issued 12,817 shares of common stock to Sirtex at an exercise price of $75.90 per share, resulting in gross proceeds of approximately $1.0 million.